Exchangeable Senior Notes - Narrative (Details) $ / shares in Units, $ in Thousands	1 Months Ended	3 Months Ended	12 Months Ended
	May 31, 2018 USD ($) $ / shares shares	Jun. 30, 2019 USD ($) day	Jun. 30, 2020 USD ($) day	Jun. 30, 2019 USD ($)	Jun. 30, 2018 USD ($)	Apr. 30, 2018 USD ($)
Disclosure of detailed information about borrowings [line items]
Debt instruments issued						$ 1,000,000
Proceeds from issuance of exchangeable senior notes, net of discount and issuance costs					$ 990,494
Payment for cost of capped calls			$ 0	$ 0	$ 87,700
Fair Value		$ 510,638	783,356	510,638
Capped Call
Disclosure of detailed information about borrowings [line items]
Fair value of derivatives		851,100	1,283,100	851,100
Initial Notes
Disclosure of detailed information about borrowings [line items]
Debt instruments issued						$ 850,000
Additional Notes
Disclosure of detailed information about borrowings [line items]
Debt instruments issued	$ 150,000
Exchangeable Notes, net
Disclosure of detailed information about borrowings [line items]
Debt instruments issued	$ 1,000,000	853,576	889,183	853,576
Debt interest rate	0.625%
Proceeds from issuance of exchangeable senior notes, net of discount and issuance costs	$ 990,000
Exchangeable Notes, net | Level 2 | At fair value
Disclosure of detailed information about borrowings [line items]
Fair Value		1,697,000	2,234,000	1,697,000
Exchangeable Notes, net | Capped Call
Disclosure of detailed information about borrowings [line items]
Debt instrument, fair value of embedded derivative	177,900	$ 214,600	$ 310,600	$ 214,600
Payment for cost of capped calls	$ 87,700
Exchangeable Notes, net | Class A Ordinary Shares
Disclosure of detailed information about borrowings [line items]
Debt conversion, number of shares issued in initial exchange (shares) | shares	12.2663
Debt conversion, initial exchange rate per share (USD per share) | $ / shares	$ 81.52
Debt conversion ratio	0.0122663
Debt conversion, threshold trading days		20 days	20 days
Debt convertible, threshold consecutive trading days | day		30	30
Debt convertible, exchange price percentage		130.00%	130.00%
Debt conversion, threshold business trading days		5 days
Debt conversion, threshold consecutive business trading days | day		5
Debt conversion, percentage of share sale price of exchange rate of notes		98.00%
Debt convertible, redemption of principal amount percentage		100.00%	100.00%
Exchangeable Notes, net | Class A Ordinary Shares | Top of range
Disclosure of detailed information about borrowings [line items]
Debt conversion, initial exchange rate per share (USD per share) | $ / shares	$ 114.42